Commitment and Contingencies	3 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Legal Matters
On December 10, 2020 a purported shareholder of TGC filed a lawsuit against TGC, the members of the TGC board of directors, Merger Sub (as defined below), and the Company in the United States District Court, District of Delaware, captioned Lewis D. Baker v. Tengasco, Inc. (the "Baker complaint"). Refer to Note 15 – Subsequent Events for a more detailed discussion regarding the merger agreement. The Baker complaint was voluntarily dismissed without prejudice on February 24, 2021.
In addition to the matter disclosed above, the Company is party to certain lawsuits arising in the ordinary course of the Company’s business. The Company cannot predict the outcome of any such lawsuits with certainty, but management believes it is remote that pending or threatened legal matters will have a material adverse impact on the Company’s financial condition.
Due to the nature of the Company's business, the Company may at times be subject to claims and legal actions. The Company accrues liabilities when it is probable that future costs will be incurred, and such costs can be reasonably estimated. Such accruals are based on developments to date and the Company’s estimates of the outcomes of these matters. The Company did not recognize any material liability as of December 31, 2020 and September 30, 2020. Management believes it is remote that the impact of such matters will have a materially adverse effect on the Company’s financial position, results of operations, or cash flows.
Environmental Matters
The Company is subject to various federal, state and local laws and regulations relating to the protection of the environment. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. The Company recorded no environmental liabilities as of December 31, 2020 and September 30, 2020.